Stockholder's Equity - Summary of Additional Information Related to Warrants Outstanding and Exercisable (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Warrant or Right [Line Items]
Number of Shares	4
Weighted-average Remaining Contract Life	3.50
Weighted-average Exercise Price	$ 50.00	$ 14.44	$ 16.00	$ 21.09
Range One [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 50.00
Number of Shares	4
Weighted-average Remaining Contract Life	3.50
Weighted-average Exercise Price	$ 50.00